Concentrations of Credit and Market Risk - Percentage of Revenues Earned from Customers (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales | Chevron
Concentration Risk [Line Items]
Concentration risk percentage	81.20%	67.40%	55.60%
Sales | Total
Concentration Risk [Line Items]
Concentration risk percentage	17.20%	17.30%	22.60%
Sales | Petrobras
Concentration Risk [Line Items]
Concentration risk percentage	1.60%	15.30%	21.80%
Percentage of Workforce Subject to Collective Bargaining Agreements | Labor Force Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	20.00%